UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  FORM 13F

		    FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2012

Check here if Amendment  [        ]; Amendment Number:    _______
	This Amendment (Check only one):	[    ] is a restatement
				                 	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		HeadInvest, LLC.
Address:	121 Middle Street
		Portland ME 04101

Form 13F File Number:   028-11969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Christopher P. Wiers
Title:	AVP Operations & Technology
Phone:	207-773-5333

Signature, Place, and Date of Signing:

Christopher P. Wiers at Portland, ME  May 14, 2012
Report Type (Check only one):

[  X  ]  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
	manager are reported in this report.)

[       ]13F NOTICE.  (Check here if no holdings reported are in this report,
	 and all holdings are reported by other reporting manager(s).)

[       ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			FORM 13F SUMMARY PAGE

Form 13F SUMMARY PAGE


Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		87

Form 13F Information Table Value Total:		$229,755												(thousands)

List of Other Included Managers:			N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional Investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6188    69364 SH       Sole                    62229              7135
A T & T New                    COM              00206r102      664    21263 SH       Sole                    20542               721
ABB Ltd ADR                    COM              000375204     4220   206748 SH       Sole                   184400             22348
Abbott Laboratories            COM              002824100      477     7784 SH       Sole                     7784
Air Prod & Chemicals           COM              009158106      294     3200 SH       Sole                     2925               275
American Express               COM              025816109     5974   103243 SH       Sole                    91607             11636
Amgen Incorporated             COM              031162100      474     6967 SH       Sole                     6967
Apple                          COM              037833100     1500     2502 SH       Sole                     2491        1       10
Auto Data Processing           COM              053015103      360     6515 SH       Sole                     6515
BHP Billiton Ltd ADR           COM              088606108     4500    62159 SH       Sole                    56274              5885
Ball Corporation               COM              058498106      309     7200 SH       Sole                     7200
Berkshire Hathaway B           COM              084670702      288     3550 SH       Sole                     3550
Biogen Idec                    COM              09062X103      252     2000 SH       Sole                     2000
Bristol-Myers Squibb           COM              110122108      262     7754 SH       Sole                     7754
C R Bard                       COM              067383109     5061    51263 SH       Sole                    46808              4455
Cenovus Energy                 COM              15135u109     2541    70696 SH       Sole                    63522              7174
Chevron Corporation            COM              166764100     1939    18083 SH       Sole                    17835               248
Cisco Systems                  COM              17275r102     5125   242313 SH       Sole                   217025             25288
Coca Cola                      COM              191216100      469     6333 SH       Sole                     6282                51
ConocoPhillips                 COM              20825c104     6115    80452 SH       Sole                    71529              8923
Consolidated Edison            COM              209115104      201     3432 SH       Sole                     3432
Currencyshares Jpn Yen Trst    COM              23130a102      297     2500 SH       Sole                     2500
Danaher Corp                   COM              235851102     6284   112216 SH       Sole                   102656       75     9485
Dentsply Intl                  COM              249030107     6132   152813 SH       Sole                   136517             16296
Devon Energy                   COM              25179m103     4454    62627 SH       Sole                    55794              6833
Duke Energy Corp New           COM              26441c105      221    10508 SH       Sole                    10508
Emerson Electric               COM              291011104     5986   114727 SH       Sole                   102923             11804
Exelon                         COM              30161n101      223     5677 SH       Sole                     5677
ExxonMobil                     COM              30231g102     5559    64101 SH       Sole                    59391              4710
Fiserv                         COM              337738108     5674    81767 SH       Sole                    73590              8177
Freeport-Mcmoran               COM              35671D857      251     6600 SH       Sole                     6600
General Electric               COM              369604103     1307    65098 SH       Sole                    60547              4551
Hancock John Pfd Incm Fd       COM              41021p103      543    30516 SH       Sole                    28750              1766
Heinz H J                      COM              423074103     4215    78709 SH       Sole                    70519              8190
Honeywell International        COM              438516106      242     3970 SH       Sole                     3570               400
Idexx Labs                     COM              45168d104     2408    27541 SH       Sole                    26891               650
Intl Business Machines         COM              459200101      833     3993 SH       Sole                     3993
Johnson & Johnson              COM              478160104      929    14089 SH       Sole                    14089
Kinder Morgan Management       COM              49455u100     5984    80180 SH       Sole                    74594              5585
Kraft Foods A                  COM              50075N104      205     5400 SH       Sole                     5400
MBIA                           COM              55262C100      934    95339 SH       Sole                    95339
Market Vectors ETF Tr Agrib    COM              57060u605      606    11470 SH       Sole                    11470
McDonalds                      COM              580135101      295     3005 SH       Sole                     2745               260
Medtronic                      COM              585055106     4260   108704 SH       Sole                    98184      125    10395
Merck                          COM              58933y105      493    12831 SH       Sole                    11966               865
Microsoft                      COM              594918104     6091   188841 SH       Sole                   169076      400    19365
Morgan Stanley Emg Mkts Domest COM              617477104      488    30070 SH       Sole                    30070
Nestle S A Reg B ADR           COM              641069406     5027    79996 SH       Sole                    71996              8000
Newcastle Investment           COM              65105m108      126    20000 SH       Sole                    20000
NextEra Energy                 COM              65339f101      202     3303 SH       Sole                     3303
Novartis ADR                   COM              66987V109      247     4460 SH       Sole                     4165               295
Novo-Nordisk                   COM              670100205     7086    51086 SH       Sole                    46249              4837
Occidental Pete                COM              674599105     5060    53132 SH       Sole                    47792              5340
Oracle                         COM              68389x105     2641    90586 SH       Sole                    82394              8192
PepsiCo                        COM              713448108     6199    93429 SH       Sole                    84574              8855
Pfizer                         COM              717081103      524    23124 SH       Sole                    22037              1087
Philip Morris Intl             COM              718172109      364     4110 SH       Sole                     4110
Praxair                        COM              74005p104     6570    57309 SH       Sole                    52044              5265
Procter & Gamble               COM              742718109     6839   101759 SH       Sole                    91952              9807
Qualcomm                       COM              747525103     4731    69509 SH       Sole                    62464              7045
Royal Dutch Shell A            COM              780259206      245     3490 SH       Sole                     3290               200
Schlumberger Ltd               COM              806857108     4892    69953 SH       Sole                    62638              7315
Statoilhydro Asa               COM              85771P102      298    11000 SH       Sole                    11000
Texas Instruments              COM              882508104     5465   162591 SH       Sole                   146161             16430
Total S A ADR                  COM              89151e109      348     6800 SH       Sole                     6800
Unilever                       COM              904784709     5170   151925 SH       Sole                   136590       50    15285
United Parcel Service          COM              911312106     5917    73308 SH       Sole                    65288              8020
United Technologies            COM              913017109      967    11657 SH       Sole                    11657
Vale SA ADR                    COM              91912E105     2307    98903 SH       Sole                    87568             11335
Vanguard High Dividend Yield   COM              921946406      720    14865 SH       Sole                    14865
Vanguard Lg Cap Index          COM              922908637      320     4970 SH       Sole                     4970
Vanguard MSCI EAFE             COM              921943858     1570    46135 SH       Sole                    41175              4960
Vanguard MSCI Emerging Market  COM              922042858     9030   207720 SH       Sole                   188345             19375
Vanguard Mid Cap               COM              922908629      372     4560 SH       Sole                     4465                95
Vanguard S&P 500               COM              922908413      218     3390 SH       Sole                     3390
Vanguard Small Cap             COM              922908751      414     5260 SH       Sole                     4845               415
Vanguard Total Stock Mkt       COM              922908769      222     3070 SH       Sole                     2470               600
Verizon Communications         COM              92343v104      313     8187 SH       Sole                     7787               400
Vodafone Group New ADR         COM              92857W209      309    11180 SH       Sole                    11180
Walgreen                       COM              931422109     3387   101145 SH       Sole                    90455             10690
Waters                         COM              941848103     6716    72476 SH       Sole                    65586              6890
iShares: MSCI Australia Idx    COM              464286103      283    12020 SH       Sole                    12020
iShares: MSCI Canada Idx       COM              464286509      344    12127 SH       Sole                    12127
iShares: MSCI EAFE Index       COM              464287465     5048    91969 SH       Sole                    85059              6910
iShares: MSCI Emrg Mkts        COM              464287234     1593    37084 SH       Sole                    36793               291
iShares: S&P 500 Idx           COM              464287200      384     2722 SH       Sole                     2722
iShares: S&P Small Cap 600 Idx COM              464287804    15162   198695 SH       Sole                   181975             16720